OIL AND GAS PROPERTY, NET (Tables)	6 Months Ended
Jun. 30, 2021
Extractive Industries [Abstract]
SCHEDULE OF OIL AND GAS ACTIVITIES

The following tables summarize the Company’s oil and gas activities by classification.

	June 30, 2021	December 31, 2020
	(Unaudited)
Oil and gas property – subject to amortization	$22,053,581	$20,912,041
Accumulated depletion and impairment	(19,839,524)	(19,573,054)
Oil and gas property – subject to amortization, net	$2,214,057	$1,338,987

Oil and gas property – not subject to amortization	$1,129,500	$1,113,494
Accumulated impairment	-	-
Oil and gas property – not subject to amortization, net	$1,129,500	$1,113,494

SCHEDULE OF MOVEMENT OF THE OIL AND GAS PROPERTY

The following shows the movement of the oil and gas property – subject to amortization balance.

Oil & Gas Property – Kruh
December 31, 2020	$1,338,987
Additional capitalization	1,141,540
Depletion	(266,470)
June 30, 2021 (Unaudited)	$2,214,057